Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Infrastructure costs
Property and equipment	£ 757	£ 691
Depreciation and amortisation	751	729
Lease payments	26	21
Impairment of property, equipment and intangible assets	32	29
Total Infrastructure costs	1,566	1,470
Administration and general expenses
Consultancy, legal and professional fees	270	284
Marketing and advertising	158	212
Other administration and general expenses	516	528
Total administration and general expenses	944	1,024
Total Infrastructure, administration and general expenses	£ 2,510	£ 2,494